Segment reporting (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2018 INR (₨)		Mar. 31, 2018 USD ($) [3]	Mar. 31, 2017 INR (₨)		Mar. 31, 2016 INR (₨)
Disclosure of operating segments [line items]
Revenues		₨ 142,028	[1],[2]	$ 2,181	₨ 140,809	[1],[2]	₨ 154,708	[1],[2]
Gross Profit		76,304		1,172	78,356		92,281
Selling, general and administrative expenses		46,910		720	46,372		45,702
Research and development expenses		18,265		281	19,551		17,834
Other (income)/expense, net		(788)		(12)	(1,065)		(874)
Results from operating activities		11,917		183	13,498		29,619
Finance (expense)/income, net		2,080		32	806		(2,708)
Share of profit of equity accounted investees, net of tax		344			349		229
Profit before tax		14,341		220	14,653		27,140
Tax expense		4,535		70	2,614		7,127
Profit for the year		9,806		$ 151	12,039		20,013
Global Generics [Member]
Disclosure of operating segments [line items]
Revenues	[2]	114,014			115,409		128,062
Gross Profit		67,190			71,079		84,427
Pharmaceutical Services and Active Ingredients [Member]
Disclosure of operating segments [line items]
Revenues	[2]	21,992			21,277		22,379
Gross Profit		4,446			4,473		4,931
Proprietary Product [Member]
Disclosure of operating segments [line items]
Revenues	[2]	4,245			2,363		2,659
Gross Profit		3,799			1,951		2,217
Other segment [Member]
Disclosure of operating segments [line items]
Revenues	[1],[2]	1,777			1,760		1,608
Gross Profit		₨ 869			₨ 853		₨ 706

[1]	Effective July 1, 2017, a Goods and Services Tax ("GST") was introduced in India, replacing the excise duty and various other taxes. Following the principles of IAS 18, revenues from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2018 are not comparable with those of the previous years presented. Tabulated below are the details of excise duty included in revenues: For the Year Ended March 31, 2018 2017 2016 Excise duty included in revenues Rs. 173 Rs. 939 Rs. 842
[2]	Revenues for the year ended March 31, 2018 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,492 (as compared to Rs.6,181 and Rs.5,447 for the years ended March 31, 2017 and 2016, respectively).
[3]	Unaudited convenience translation into U.S.$(See Note 2(d))